Document and Entity Information	Aug. 05, 2020
Cover [Abstract]
Entity Incorporation State Country Code	CO
Amendment Flag	false
Entity Central Index Key	0000024090
Document Type	8-K
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	CITIZENS, INC.
Entity File Number	0-16509
Entity Tax Identification Number	84-0755371
Entity Address, Address Line One	14231 Tandem Blvd
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78728
City Area Code	(512)
Local Phone Number	837-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	CIA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false